Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds III
Entity Central Index Key	0000720309
Document Period End Date	Jun. 30, 2024
C000027311 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K High Income Fund
Class Name	Class N
Trading Symbol	MGGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K High Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K High Income Fund (Class N/MGGBX)	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Material Change Date	Jan. 01, 2024
Net Assets	$ 6,686,315
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Fund net assets	$6,686,315
Total number of portfolio holdings	1
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.270%	100.9%
Top Ten as a Group	100.9%
Portfolio Breakdown

Largest Holdings [Text Block]	Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.270%	100.9%
Top Ten as a Group	100.9%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
The Board of Trustees of AMG Funds III has approved a plan to liquidate and terminate the Fund (the "Liquidation"), which is expected to occur on or about September 11, 2024 (the "Liquidation Date"). In conjunction with the Liquidation, the Fund sold its portfolio investments and invested the proceeds in cash and cash equivalents. Effective June 14, 2024, the Fund discontinued accruing 12b-1 Distribution fees through the Liquidation Date, and effective June 17, 2024, and through the Liquidation Date, the Investment Manager waived its management fee and will waive the right to recoup any prior reimbursed expenses under the Fund's Expense Limitation Agreement. Since immediately following the close of business on June 13, 2024, the Fund no longer accepts investments, except for investments made through existing asset allocation programs investing in the Fund, and shares purchased pursuant to automatic investment programs, such as automatic investments through 401(k) plans and reinvestments of any dividends and distributions.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/resources/order-literature
C000225453 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K High Income Fund
Class Name	Class I
Trading Symbol	GWHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K High Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K High Income Fund (Class I/GWHIX)	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Material Change Date	Jan. 01, 2024
Net Assets	$ 6,686,315
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Fund net assets	$6,686,315
Total number of portfolio holdings	1
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.270%	100.9%
Top Ten as a Group	100.9%
Portfolio Breakdown

Largest Holdings [Text Block]	Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.270%	100.9%
Top Ten as a Group	100.9%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus at https://wealth.amg.com/resources/order-literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
The Board of Trustees of AMG Funds III has approved a plan to liquidate and terminate the Fund (the "Liquidation"), which is expected to occur on or about September 11, 2024 (the "Liquidation Date"). In conjunction with the Liquidation, the Fund sold its portfolio investments and invested the proceeds in cash and cash equivalents. Effective June 14, 2024, the Fund discontinued accruing 12b-1 Distribution fees through the Liquidation Date, and effective June 17, 2024, and through the Liquidation Date, the Investment Manager waived its management fee and will waive the right to recoup any prior reimbursed expenses under the Fund's Expense Limitation Agreement. Since immediately following the close of business on June 13, 2024, the Fund no longer accepts investments, except for investments made through existing asset allocation programs investing in the Fund, and shares purchased pursuant to automatic investment programs, such as automatic investments through 401(k) plans and reinvestments of any dividends and distributions.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/resources/order-literature
C000027305 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Asia Pacific Fund
Class Name	Class N
Trading Symbol	MGSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class N/MGSEX)	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Net Assets	$ 88,229,688
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 228,065
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$88,229,688
Total number of portfolio holdings	46
Net advisory fees paid	$228,065
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.0%
Tencent Holdings, Ltd. (China)	7.8%
Samsung Electronics Co., Ltd. (South Korea)	7.8%
Alibaba Group Holding, Ltd. (China)	6.1%
Goodman Group (Australia)	4.6%
HDFC Bank, Ltd., ADR (India)	4.1%
SK Hynix, Inc. (South Korea)	4.0%
REA Group, Ltd. (Australia)	3.6%
Aristocrat Leisure, Ltd. (Australia)	3.3%
Hanwha Aerospace Co., Ltd. (South Korea)	2.6%
Top Ten as a Group	60.9%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.0%
Tencent Holdings, Ltd. (China)	7.8%
Samsung Electronics Co., Ltd. (South Korea)	7.8%
Alibaba Group Holding, Ltd. (China)	6.1%
Goodman Group (Australia)	4.6%
HDFC Bank, Ltd., ADR (India)	4.1%
SK Hynix, Inc. (South Korea)	4.0%
REA Group, Ltd. (Australia)	3.6%
Aristocrat Leisure, Ltd. (Australia)	3.3%
Hanwha Aerospace Co., Ltd. (South Korea)	2.6%
Top Ten as a Group	60.9%

C000027306 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Asia Pacific Fund
Class Name	Class I
Trading Symbol	MSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Asia Pacific Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Asia Pacific Fund (Class I/MSEIX)	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 88,229,688
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 228,065
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$88,229,688
Total number of portfolio holdings	46
Net advisory fees paid	$228,065
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.0%
Tencent Holdings, Ltd. (China)	7.8%
Samsung Electronics Co., Ltd. (South Korea)	7.8%
Alibaba Group Holding, Ltd. (China)	6.1%
Goodman Group (Australia)	4.6%
HDFC Bank, Ltd., ADR (India)	4.1%
SK Hynix, Inc. (South Korea)	4.0%
REA Group, Ltd. (Australia)	3.6%
Aristocrat Leisure, Ltd. (Australia)	3.3%
Hanwha Aerospace Co., Ltd. (South Korea)	2.6%
Top Ten as a Group	60.9%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.0%
Tencent Holdings, Ltd. (China)	7.8%
Samsung Electronics Co., Ltd. (South Korea)	7.8%
Alibaba Group Holding, Ltd. (China)	6.1%
Goodman Group (Australia)	4.6%
HDFC Bank, Ltd., ADR (India)	4.1%
SK Hynix, Inc. (South Korea)	4.0%
REA Group, Ltd. (Australia)	3.6%
Aristocrat Leisure, Ltd. (Australia)	3.3%
Hanwha Aerospace Co., Ltd. (South Korea)	2.6%
Top Ten as a Group	60.9%

C000027310 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K ESG Bond Fund
Class Name	Class N
Trading Symbol	MGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class N/MGFIX)	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 397,878,366
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 406,227
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$397,878,366
Total number of portfolio holdings	149
Net advisory fees paid	$406,227
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
FHLMC, 3.000%, 04/01/51	3.2%
U.S. Treasury Bonds, 2.250%, 05/15/41	3.0%
FNMA, 3.500%, 08/01/49	2.2%
U.S. Treasury Bonds, 1.875%, 02/15/51	2.2%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.2%
FNMA, 3.500%, 02/01/35	2.1%
FNMA, 3.500%, 02/01/47	1.8%
FHLMC, 3.500%, 02/01/50	1.8%
FHLMC, 4.500%, 12/01/48	1.7%
FNMA, 4.000%, 06/01/48	1.7%
Top Ten as a Group	21.9%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
FHLMC, 3.000%, 04/01/51	3.2%
U.S. Treasury Bonds, 2.250%, 05/15/41	3.0%
FNMA, 3.500%, 08/01/49	2.2%
U.S. Treasury Bonds, 1.875%, 02/15/51	2.2%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.2%
FNMA, 3.500%, 02/01/35	2.1%
FNMA, 3.500%, 02/01/47	1.8%
FHLMC, 3.500%, 02/01/50	1.8%
FHLMC, 4.500%, 12/01/48	1.7%
FNMA, 4.000%, 06/01/48	1.7%
Top Ten as a Group	21.9%

C000125498 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K ESG Bond Fund
Class Name	Class I
Trading Symbol	MGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K ESG Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/resources/order-literature. You can also request this information by contacting us at 800-548-4539.
Additional Information Phone Number	800-548-4539
Additional Information Website	https://wealth.amg.com/resources/order-literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K ESG Bond Fund (Class I/MGBIX)	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 397,878,366
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 406,227
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of June 30, 2024)
Fund net assets	$397,878,366
Total number of portfolio holdings	149
Net advisory fees paid	$406,227
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings (as of June 30, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
FHLMC, 3.000%, 04/01/51	3.2%
U.S. Treasury Bonds, 2.250%, 05/15/41	3.0%
FNMA, 3.500%, 08/01/49	2.2%
U.S. Treasury Bonds, 1.875%, 02/15/51	2.2%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.2%
FNMA, 3.500%, 02/01/35	2.1%
FNMA, 3.500%, 02/01/47	1.8%
FHLMC, 3.500%, 02/01/50	1.8%
FHLMC, 4.500%, 12/01/48	1.7%
FNMA, 4.000%, 06/01/48	1.7%
Top Ten as a Group	21.9%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
FHLMC, 3.000%, 04/01/51	3.2%
U.S. Treasury Bonds, 2.250%, 05/15/41	3.0%
FNMA, 3.500%, 08/01/49	2.2%
U.S. Treasury Bonds, 1.875%, 02/15/51	2.2%
U.S. Treasury Bonds, 3.125%, 05/15/48	2.2%
FNMA, 3.500%, 02/01/35	2.1%
FNMA, 3.500%, 02/01/47	1.8%
FHLMC, 3.500%, 02/01/50	1.8%
FHLMC, 4.500%, 12/01/48	1.7%
FNMA, 4.000%, 06/01/48	1.7%
Top Ten as a Group	21.9%